Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000034078 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034078 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034078 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034078 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034078 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034078 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034078 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034078 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034078 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034078 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034078 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034078 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034078 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034078 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034078 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000034078 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000034080 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034080 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034080 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034080 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034080 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034080 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034080 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034080 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034080 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034080 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034080 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034080 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034080 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034080 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034080 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000034080 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000034081 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034081 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034081 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034081 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034081 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034081 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034081 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034081 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034081 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000034081 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034081 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034081 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000034081 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034081 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000034081 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000034081 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000105408 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105408 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105408 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105408 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105408 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000105408 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105408 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105408 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105408 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000105408 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105408 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105408 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000105408 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000105408 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000105408 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000105408 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000122013 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122013 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122013 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122013 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122013 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122013 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122013 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122013 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122013 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000122013 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122013 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000122013 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000122013 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000122013 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000122013 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000122013 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000079030 | China Government Bond_2.85__BNY-BKPTYX2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079030 | Uniform Mortgage-Backed Securities_2.0__BNY-3140XLVZ8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079030 | China Government Bond_3.25__BNY-BK9CY04
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079030 | China Government Bond_2.52__BNY-BN0V2F2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079030 | Fannie Mae_2.5__BNY-01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079030 | Freddie Mac REMIC Trust_4.5_Class IO_BNY-3137F1EN4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079030 | United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079030 | Kingdom of Belgium Government International Bond_4.875__BNY-ZB1610730
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | Fannie Mae_3.0__BNY-01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | China Government Bond_4.08__BNY-BGT0V32
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079030 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000079030 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079030 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000079030 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000079030 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000079030 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000079030 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000079030 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000023406 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023406 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023406 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023406 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023406 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023406 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023406 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023406 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023406 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023406 | Gilead Sciences, Inc.___BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023406 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000023406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023406 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023406 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023406 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023406 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023406 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023406 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023406 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023406 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023406 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023406 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023406 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023406 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023406 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023406 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023406 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023406 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023406 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023406 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000023408 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023408 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023408 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023408 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023408 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023408 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023408 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023408 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023408 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023408 | Gilead Sciences, Inc.___BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023408 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023408 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000023408 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023408 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023408 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023408 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023408 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023408 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023408 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023408 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023408 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023408 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023408 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023408 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023408 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023408 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023408 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023408 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023408 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023408 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023408 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023408 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023408 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023408 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000023409 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023409 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023409 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023409 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023409 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023409 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023409 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023409 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023409 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023409 | Gilead Sciences, Inc.___BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023409 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023409 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000023409 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000023409 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023409 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023409 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023409 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000023409 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023409 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023409 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023409 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023409 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023409 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023409 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023409 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023409 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023409 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023409 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023409 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023409 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023409 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023409 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023409 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023409 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000218334 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218334 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218334 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218334 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218334 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218334 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000218334 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218334 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000218334 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218334 | Gilead Sciences, Inc.___BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218334 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000218334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000218334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218334 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218334 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218334 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218334 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218334 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218334 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218334 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218334 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218334 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218334 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218334 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218334 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218334 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000079029 | UnitedHealth Group, Inc.___BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079029 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079029 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079029 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079029 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079029 | Philip Morris International, Inc.___BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000079029 | Verizon Communications, Inc.___BNY-92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079029 | Wells Fargo & Co.___BNY-949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079029 | AT&T, Inc.___BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079029 | Gilead Sciences, Inc.___BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079029 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079029 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000079029 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000079029 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000079029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000079029 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000079029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000079029 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079029 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000079029 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000079029 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079029 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079029 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079029 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079029 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079029 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079029 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079029 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000079029 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079029 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079029 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000107874 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000107874 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107874 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107874 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107874 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107874 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107874 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107874 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107874 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107874 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107874 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000107874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107874 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000107874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107874 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107874 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107874 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107874 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107874 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107874 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107874 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107874 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107874 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107874 | China
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107874 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000107874 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000107874 | India
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107875 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000107875 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107875 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107875 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107875 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107875 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107875 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107875 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107875 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107875 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107875 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107875 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107875 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107875 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107875 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000107875 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107875 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107875 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107875 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000107875 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107875 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107875 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107875 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107875 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107875 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107875 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107875 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107875 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107875 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107875 | China
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107875 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000107875 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000107875 | India
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000105125 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000105125 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105125 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105125 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105125 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105125 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105125 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105125 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105125 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105125 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105125 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000105125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000105125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000105125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000105125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000105125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000105125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000105125 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105125 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000105125 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105125 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105125 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105125 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105125 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105125 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000105125 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000105125 | China
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000105125 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000105125 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000105125 | India
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107876 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000107876 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107876 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107876 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107876 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107876 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107876 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107876 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107876 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107876 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107876 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000107876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107876 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000107876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107876 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107876 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107876 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107876 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107876 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107876 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107876 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107876 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107876 | China
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107876 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000107876 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000107876 | India
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107877 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000107877 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000107877 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107877 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107877 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107877 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107877 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107877 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000107877 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107877 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107877 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000107877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000107877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000107877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107877 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000107877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000107877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000107877 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107877 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000107877 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107877 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107877 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107877 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000107877 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107877 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107877 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000107877 | China
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000107877 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000107877 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000107877 | India
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000094856 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000094856 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | SAP SE___BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | Vinci SA___BNY-B1XH026
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | London Stock Exchange Group PLC___BNY-B0SWJX3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | Takeda Pharmaceutical Co. Ltd.___BNY-6870445
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | BAE Systems PLC___BNY-0263494
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000094856 | Partners Group Holding AG___BNY-B119QG0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000094856 | Deutsche Telekom AG___BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094856 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000094856 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094856 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000094856 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000094856 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000094856 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000094856 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094856 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000094856 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000094856 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000094856 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000094856 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094856 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094856 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000094856 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094856 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000094856 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094856 | France
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000094856 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000094856 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000094856 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094856 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000094856 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094856 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000094856 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023423 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023423 | Pandora A/S___BNY-B44XTX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023423 | Rockwool A/S__Class B_BNY-4713490
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023423 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023423 | CTS Eventim AG & Co. KGaA___BNY-5881857
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023423 | Logitech International SA___BNY-B18ZRK2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023423 | BPER Banca___BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023423 | Nemetschek SE___BNY-5633962
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023423 | CI Financial Corp.___BNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023423 | Konecranes Oyj___BNY-B11WFP1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023423 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023423 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000023423 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023423 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000023423 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023423 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023423 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000023423 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023423 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023423 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023423 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023423 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023423 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023423 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023423 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023423 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023423 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023423 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023423 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000023423 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023423 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000023423 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023423 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023423 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023425 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023425 | Pandora A/S___BNY-B44XTX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023425 | Rockwool A/S__Class B_BNY-4713490
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023425 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023425 | CTS Eventim AG & Co. KGaA___BNY-5881857
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023425 | Logitech International SA___BNY-B18ZRK2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023425 | BPER Banca___BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023425 | Nemetschek SE___BNY-5633962
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023425 | CI Financial Corp.___BNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023425 | Konecranes Oyj___BNY-B11WFP1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023425 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000023425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000023425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000023425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023425 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023425 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023425 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023425 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023425 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023425 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000023425 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023425 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000023425 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023425 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023425 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023426 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023426 | Pandora A/S___BNY-B44XTX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023426 | Rockwool A/S__Class B_BNY-4713490
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023426 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023426 | CTS Eventim AG & Co. KGaA___BNY-5881857
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023426 | Logitech International SA___BNY-B18ZRK2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023426 | BPER Banca___BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023426 | Nemetschek SE___BNY-5633962
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023426 | CI Financial Corp.___BNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023426 | Konecranes Oyj___BNY-B11WFP1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023426 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000023426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000023426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000023426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000023426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000023426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000023426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023426 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000023426 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000023426 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000023426 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023426 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023426 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000023426 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000023426 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000023426 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023426 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023426 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241253 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241253 | Pandora A/S___BNY-B44XTX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241253 | Rockwool A/S__Class B_BNY-4713490
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241253 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241253 | CTS Eventim AG & Co. KGaA___BNY-5881857
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241253 | Logitech International SA___BNY-B18ZRK2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241253 | BPER Banca___BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241253 | Nemetschek SE___BNY-5633962
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241253 | CI Financial Corp.___BNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241253 | Konecranes Oyj___BNY-B11WFP1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241253 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000241253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000241253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000241253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000241253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241253 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241253 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241253 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241253 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000241253 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000241253 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000241253 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241253 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000241253 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000241253 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241253 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241253 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059862 | Klepierre SA___BNY-7582556
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059862 | Pandora A/S___BNY-B44XTX8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059862 | Rockwool A/S__Class B_BNY-4713490
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059862 | Celestica, Inc.___BNY-BSCB6L9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059862 | CTS Eventim AG & Co. KGaA___BNY-5881857
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059862 | Logitech International SA___BNY-B18ZRK2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059862 | BPER Banca___BNY-4116099
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059862 | Nemetschek SE___BNY-5633962
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059862 | CI Financial Corp.___BNY-B3KT0S5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059862 | Konecranes Oyj___BNY-B11WFP1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059862 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000059862 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059862 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000059862 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000059862 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059862 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059862 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000059862 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059862 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059862 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059862 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059862 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000059862 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000059862 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059862 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000059862 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059862 | France
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059862 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059862 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000059862 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000059862 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000059862 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000059862 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059862 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240818 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000240818 | Reliance Industries Ltd.___BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240818 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240818 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240818 | HDFC Bank Ltd.___BNY-40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240818 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240818 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240818 | Infosys Ltd. - Foreign___BNY-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240818 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000240818 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240818 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240818 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000240818 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000240818 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000240818 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000240818 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240818 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240818 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000240818 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240818 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240818 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000240818 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240818 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240818 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240818 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240818 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240818 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240818 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240818 | China
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240818 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000240818 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000240818 | India
Holdings [Line Items]
Percent of Net Asset Value	17.40%